UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

May 31, 2014

MFS® INTERMEDIATE HIGH INCOME FUND

CIH-SEM

MFS® INTERMEDIATE HIGH INCOME FUND

New York Stock Exchange Symbol: CIF

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

After gaining momentum late last year, U.S. economic output contracted this winter, as severe weather curtailed activity. More recently, various indicators show that the

U.S. economy could be regaining traction.

Although Europe emerged from its recession almost a year ago, its pace of growth has been slow, and high unemployment persists, along with the risk of deflation. Asia remains vulnerable. China’s economic growth has slowed, and Japan’s early progress toward an economic turnaround continues to face obstacles, including the recent sales tax increase. Emerging markets have been more turbulent.

With so much uncertainty, global financial markets began 2014 with much greater volatility than last year’s broad-based rally.

For equity investors, paying attention to company fundamentals has become more important. Bond investors have been attuned to heightened risks from possible interest rate increases.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidiscipline, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

July 16, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Energy – Independent	11.4%
Medical & Health Technology & Services	6.5%
Broadcasting	6.4%
Telecommunications – Wireless	5.7%
Cable TV	5.4%

Composition including fixed income credit quality (a)(i)
BBB	3.0%
BB	46.3%
B	61.0%
CCC	17.8%
C	0.1%
Not Rated	1.3%
Non-Fixed Income	0.8%
Cash & Other	(30.3)%

Portfolio facts (i)
Average Duration (d)	5.6
Average Effective Maturity (m)	6.9 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

From time to time Cash & Other may be negative due to borrowings for leverage transactions, timing of cash receipts, and/or equivalent exposure from any derivative holdings.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 5/31/14.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
William Adams	Portfolio Manager	2011	Investment Officer of MFS; employed in the investment management area of MFS since 2009; Credit Analyst at MFS from 1997 to 2005.

David Cole	Portfolio Manager	2007	Investment Officer of MFS; employed in the investment management area of MFS since 2004.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 123.3%
Issuer	Shares/Par	Value ($)

Aerospace - 3.9%
Alliant Techsystems, Inc., 5.25%, 10/01/21 (n)	$62,000	$64,635
Bombardier, Inc., 7.5%, 3/15/18 (n)	235,000	266,138
Bombardier, Inc., 7.75%, 3/15/20 (n)	135,000	152,550
Bombardier, Inc., 6.125%, 1/15/23 (n)	310,000	316,975
CPI International, Inc., 8.75%, 2/15/18	300,000	312,000
Gencorp, Inc., 7.125%, 3/15/21	325,000	353,438
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	405,000	442,463
Kratos Defense & Security Solutions, Inc., 10%, 6/01/17	555,000	584,831
TransDigm, Inc., 6%, 7/15/22 (z)	25,000	25,188
TransDigm, Inc., 6.5%, 7/15/24 (z)	100,000	101,500

		$2,619,718
Apparel Manufacturers - 0.6%
Hanesbrands, Inc., 6.375%, 12/15/20	$225,000	$243,844
PVH Corp., 4.5%, 12/15/22	145,000	142,825

		$386,669
Asset-Backed & Securitized - 0.6%
Banc of America Commercial Mortgage, Inc., FRN, 6.273%, 2/10/51 (z)	$450,000	$239,093
Citigroup Commercial Mortgage Trust, FRN, 5.709%, 12/10/49	275,000	43,137
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36 (z)	1,858	1,901
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.006%, 2/15/51	155,000	91,422

		$375,553
Automotive - 3.5%
Accuride Corp., 9.5%, 8/01/18	$425,000	$448,906
Allison Transmission, Inc., 7.125%, 5/15/19 (n)	585,000	627,413
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	385,000	419,650
Goodyear Tire & Rubber Co., 7%, 5/15/22	85,000	94,775
Jaguar Land Rover PLC, 8.125%, 5/15/21 (n)	345,000	389,419
Jaguar Land Rover PLC, 5.625%, 2/01/23 (n)	150,000	157,500
Lear Corp., 8.125%, 3/15/20	133,000	144,638
Lear Corp., 4.75%, 1/15/23	110,000	109,725

		$2,392,026
Broadcasting - 6.3%
AMC Networks, Inc., 7.75%, 7/15/21	$351,000	$392,243
Clear Channel Communications, Inc., 9%, 3/01/21	208,000	222,040

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 3/15/20	$10,000	$10,700
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22	45,000	47,869
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 3/15/20	185,000	198,875
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22	205,000	219,350
IAC/InterActive Corp., 4.875%, 11/30/18	45,000	47,138
IAC/InterActive Corp., 4.75%, 12/15/22	165,000	162,113
Inmarsat Finance PLC, 7.375%, 12/01/17 (n)	165,000	171,749
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22 (n)	52,000	54,210
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22	330,000	344,025
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23 (n)	234,000	232,830
Intelsat Luxembourg S.A., 8.125%, 6/01/23	365,000	392,375
Liberty Media Corp., 8.5%, 7/15/29	250,000	279,375
Liberty Media Corp., 8.25%, 2/01/30	10,000	11,050
Netflix, Inc., 5.375%, 2/01/21	250,000	260,625
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	260,000	277,550
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)	70,000	68,950
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)	30,000	31,800
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)	125,000	119,063
SIRIUS XM Radio, Inc., 6%, 7/15/24 (z)	135,000	138,713
Univision Communications, Inc., 6.875%, 5/15/19 (n)	280,000	299,600
Univision Communications, Inc., 7.875%, 11/01/20 (n)	195,000	214,744
Univision Communications, Inc., 8.5%, 5/15/21 (n)	80,000	87,800

		$4,284,787
Brokerage & Asset Managers - 0.8%
E*TRADE Financial Corp., 6.375%, 11/15/19	$485,000	$526,831

Building - 4.3%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21 (n)	$220,000	$232,650
Building Materials Holding Corp., 6.875%, 8/15/18 (n)	185,000	192,516
Building Materials Holding Corp., 7%, 2/15/20 (n)	115,000	122,475
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	160,000	172,800
CEMEX Espana S.A., 9.25%, 5/12/20 (n)	205,000	224,475
CEMEX S.A.B. de C.V., 9.25%, 5/12/20	170,000	186,150
Gibraltar Industries, Inc., 6.25%, 2/01/21	140,000	147,350
HD Supply, Inc., 8.125%, 4/15/19	125,000	137,813
HD Supply, Inc., 7.5%, 7/15/20	390,000	423,150
Headwaters, Inc., 7.25%, 1/15/19 (n)	90,000	95,400
Headwaters, Inc., 7.625%, 4/01/19	60,000	64,500
Nortek, Inc., 8.5%, 4/15/21	290,000	319,725
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)	222,000	236,985
USG Corp., 6.3%, 11/15/16	179,000	193,320

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - continued
USG Corp., 7.875%, 3/30/20 (n)		$110,000	$122,100
USG Corp., 5.875%, 11/01/21 (n)		60,000	63,600

			$2,935,009
Business Services - 1.9%
Equinix, Inc., 4.875%, 4/01/20		$190,000	$195,225
Equinix, Inc., 5.375%, 4/01/23		110,000	112,200
Fidelity National Information Services, Inc., 5%, 3/15/22		170,000	178,934
First Data Corp., 10.625%, 6/15/21		80,000	91,700
Iron Mountain, Inc., 8.375%, 8/15/21		187,000	196,810
Iron Mountain, Inc., 6%, 8/15/23		170,000	180,625
Lender Processing Services, Inc., 5.75%, 4/15/23		70,000	75,338
NeuStar, Inc., 4.5%, 1/15/23		260,000	234,000

			$1,264,832
Cable TV - 5.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20		$445,000	$485,050
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20		75,000	82,125
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		350,000	373,625
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		220,000	226,325
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		235,000	249,100
DISH DBS Corp., 7.875%, 9/01/19		70,000	83,300
DISH DBS Corp., 6.75%, 6/01/21		175,000	197,969
DISH DBS Corp., 5%, 3/15/23		190,000	193,325
Lynx I Corp., 5.375%, 4/15/21 (n)		200,000	205,750
Numericable Group S.A., 6%, 5/15/22 (n)		480,000	498,000
ONO Finance ll PLC, 10.875%, 7/15/19 (n)		150,000	165,560
Telenet Finance Luxembourg, 6.375%, 11/15/20 (n)	EUR	200,000	290,351
UPCB Finance III Ltd., 6.625%, 7/01/20 (n)		$354,000	376,125
Ziggo Bond Co. B.V., 8%, 5/15/18 (n)	EUR	135,000	201,508

			$3,628,113
Chemicals - 4.1%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$252,000	$278,145
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		90,000	90,563
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)		300,000	328,500
Hexion U.S. Finance Corp., 6.625%, 4/15/20		110,000	115,775
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		245,000	255,413
Huntsman International LLC, 8.625%, 3/15/21		375,000	418,125
INEOS Finance PLC, 8.375%, 2/15/19 (n)		400,000	439,000
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)		200,000	207,000
Taminco Global Chemical Corp., 9.75%, 3/31/20 (n)		275,000	308,688

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - continued
Tronox Finance LLC, 6.375%, 8/15/20	$340,000	$352,750

		$2,793,959
Computer Software - 0.8%
Syniverse Holdings, Inc., 9.125%, 1/15/19	$275,000	$297,000
VeriSign, Inc., 4.625%, 5/01/23	220,000	215,050

		$512,050
Computer Software - Systems - 1.0%
Audatex North America, Inc., 6%, 6/15/21 (n)	$290,000	$308,850
Audatex North America, Inc., 6.125%, 11/01/23 (n)	50,000	53,563
CDW LLC/CDW Finance Corp., 8.5%, 4/01/19	300,000	326,625

		$689,038
Conglomerates - 2.8%
Amsted Industries Co., 5%, 3/15/22 (n)	$330,000	$330,825
BC Mountain LLC, 7%, 2/01/21 (n)	220,000	206,250
Dynacast International LLC, 9.25%, 7/15/19	200,000	221,000
Entegris, Inc., 6%, 4/01/22 (n)	245,000	246,225
Renaissance Acquisition, 6.875%, 8/15/21 (n)	350,000	364,875
Rexel S.A., 6.125%, 12/15/19 (n)	200,000	214,000
Silver II Borrower, 7.75%, 12/15/20 (n)	300,000	323,250

		$1,906,425
Construction - 0.2%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21	$135,000	$140,400

Consumer Products - 1.1%
Elizabeth Arden, Inc., 7.375%, 3/15/21	$280,000	$295,750
Prestige Brands, Inc., 8.125%, 2/01/20	79,000	88,085
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	200,000	204,750
Spectrum Brands, Inc., 6.375%, 11/15/20	165,000	178,819

		$767,404
Consumer Services - 2.0%
ADT Corp., 6.25%, 10/15/21	$265,000	$278,913
ADT Corp., 4.125%, 6/15/23	85,000	79,475
Garda World Security Corp., 7.25%, 11/15/21 (z)	55,000	57,819
Garda World Security Corp., 7.25%, 11/15/21 (z)	180,000	189,225
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17	150,000	154,875
Monitronics International, Inc., 9.125%, 4/01/20	220,000	234,300
Service Corp. International, 7%, 6/15/17	325,000	365,235

		$1,359,842

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Containers - 5.0%
Ardagh Packaging Finance PLC, 7.375%, 10/15/17 (n)	$200,000	$210,500
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	200,000	221,500
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	400,000	441,000
Ball Corp., 5%, 3/15/22	134,000	138,355
Ball Corp., 4%, 11/15/23	15,000	14,175
Berry Plastics Group, Inc., 9.75%, 1/15/21	100,000	115,250
Berry Plastics Group, Inc., 5.5%, 5/15/22	175,000	175,438
Crown American LLC, 4.5%, 1/15/23	620,000	602,950
Greif, Inc., 6.75%, 2/01/17	170,000	189,763
Reynolds Group, 7.125%, 4/15/19	225,000	236,250
Reynolds Group, 9.875%, 8/15/19	100,000	110,125
Reynolds Group, 5.75%, 10/15/20	130,000	135,200
Reynolds Group, 8.25%, 2/15/21	510,000	542,513
Signode Industrial Group, 6.375%, 5/01/22 (z)	230,000	232,300

		$3,365,319
Defense Electronics - 0.6%
Ducommun, Inc., 9.75%, 7/15/18	$361,000	$403,418

Electrical Equipment - 0.2%
CommScope Holding Company, Inc., 5%, 6/15/21 (z)	$105,000	$105,525

Electronics - 2.0%
Advanced Micro Devices, Inc., 6.75%, 3/01/19 (n)	$255,000	$269,025
Advanced Micro Devices, Inc., 7.5%, 8/15/22	70,000	73,675
Micron Technology, Inc., 5.875%, 2/15/22 (n)	70,000	74,725
Nokia Corp., 5.375%, 5/15/19	65,000	69,713
Nokia Corp., 6.625%, 5/15/39	65,000	70,525
NXP B.V., 5.75%, 2/15/21 (n)	200,000	213,750
NXP B.V., 5.75%, 3/15/23 (n)	245,000	261,538
Sensata Technologies B.V., 6.5%, 5/15/19 (n)	305,000	326,350

		$1,359,301
Energy - Independent - 11.1%
Antero Resources Finance Corp., 6%, 12/01/20	$135,000	$144,281
Antero Resources Finance Corp., 5.375%, 11/01/21	225,000	234,281
Athlon Holdings LP/Athlon Finance Corp., 6%, 5/01/22 (z)	250,000	255,625
Baytex Energy Corp., 5.125%, 6/01/21 (z)	35,000	35,438
Baytex Energy Corp., 5.625%, 6/01/24 (z)	120,000	120,750
Bill Barrett Corp., 7%, 10/15/22	270,000	284,850
BreitBurn Energy Partners LP, 8.625%, 10/15/20	85,000	92,863
BreitBurn Energy Partners LP, 7.875%, 4/15/22	360,000	387,000
Chaparral Energy, Inc., 7.625%, 11/15/22	255,000	271,575

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Chesapeake Energy Corp., 5.75%, 3/15/23	$65,000	$72,475
Cimarex Energy Co., 5.875%, 5/01/22	60,000	66,450
Cimarex Energy Co., 4.375%, 6/01/24	110,000	111,925
Concho Resources, Inc., 6.5%, 1/15/22	280,000	310,100
Concho Resources, Inc., 5.5%, 4/01/23	250,000	267,500
Denbury Resources, Inc., 4.625%, 7/15/23	200,000	192,500
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	121,000	130,226
EP Energy LLC, 6.875%, 5/01/19	75,000	80,250
EP Energy LLC, 9.375%, 5/01/20	285,000	327,394
EP Energy LLC, 7.75%, 9/01/22	475,000	532,594
EPL Oil & Gas, Inc., 8.25%, 2/15/18	270,000	290,250
Halcon Resources Corp., 8.875%, 5/15/21	280,000	298,200
Harvest Operations Corp., 6.875%, 10/01/17	320,000	346,800
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)	105,000	112,613
Laredo Petroleum, Inc., 9.5%, 2/15/19	65,000	71,500
Laredo Petroleum, Inc., 5.625%, 1/15/22	80,000	82,000
Laredo Petroleum, Inc., 7.375%, 5/01/22	60,000	66,450
LINN Energy LLC, 8.625%, 4/15/20	40,000	43,350
LINN Energy LLC, 7.75%, 2/01/21	194,000	209,278
MEG Energy Corp., 6.5%, 3/15/21 (n)	105,000	111,169
MEG Energy Corp., 7%, 3/31/24 (n)	140,000	151,200
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	285,000	294,263
Oasis Petroleum, Inc., 6.875%, 3/15/22 (n)	295,000	320,813
Range Resources Corp., 5%, 8/15/22	320,000	336,000
Rice Energy, Inc., 6.25%, 5/01/22 (z)	165,000	166,444
Samson Investment Co., 10.75%, 2/15/20 (n)	30,000	31,350
SandRidge Energy, Inc., 8.125%, 10/15/22	400,000	434,000
SM Energy Co., 6.5%, 11/15/21	240,000	259,800

		$7,543,557
Entertainment - 1.9%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$135,000	$148,838
Cedar Fair LP, 9.125%, 8/01/18	115,000	121,469
Cedar Fair LP, 5.25%, 3/15/21	260,000	266,500
Cedar Fair LP, 5.375%, 6/01/24 (n)	95,000	95,831
Cinemark USA, Inc., 5.125%, 12/15/22	165,000	167,269
Cinemark USA, Inc., 4.875%, 6/01/23	190,000	187,150
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	320,000	326,400

		$1,313,457
Financial Institutions - 6.3%
Aircastle Ltd., 4.625%, 12/15/18	$175,000	$179,813
Aviation Capital Group, 4.625%, 1/31/18 (n)	140,000	147,071

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
Aviation Capital Group, 6.75%, 4/06/21 (n)		$200,000	$223,429
CIT Group, Inc., 6.625%, 4/01/18 (n)		319,000	356,480
CIT Group, Inc., 5.5%, 2/15/19 (n)		280,000	302,400
CIT Group, Inc., 5%, 8/15/22		400,000	413,000
Icahn Enterprises LP, 6%, 8/01/20		220,000	236,500
Icahn Enterprises LP, 5.875%, 2/01/22		320,000	332,800
International Lease Finance Corp., 7.125%, 9/01/18 (n)		246,000	284,745
Nationstar Mortgage LLC/Capital Corp., 10.875%, 4/01/15		120,000	120,600
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18		140,000	140,350
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20		555,000	560,550
SLM Corp., 4.875%, 6/17/19		58,000	59,450
SLM Corp., 8%, 3/25/20		515,000	594,825
SLM Corp., 7.25%, 1/25/22		190,000	209,950
SLM Corp., 6.125%, 3/25/24		105,000	105,525

			$4,267,488
Food & Beverages - 1.6%
B&G Foods, Inc., 4.625%, 6/01/21		$110,000	$109,450
Constellation Brands, Inc., 3.75%, 5/01/21		35,000	34,781
Constellation Brands, Inc., 4.25%, 5/01/23		215,000	214,463
Darling Ingrediants, Inc., 5.375%, 1/15/22 (n)		230,000	239,200
Hawk Acquisition Sub, Inc., 4.25%, 10/15/20 (n)		175,000	175,000
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)		285,000	302,813

			$1,075,707
Forest & Paper Products - 0.8%
Appvion, Inc., 9%, 6/01/20 (n)		$175,000	$174,563
Smurfit Kappa Group PLC, 7.75%, 11/15/19 (n)	EUR	120,000	174,620
Tembec Industries, Inc., 11.25%, 12/15/18		$150,000	163,125

			$512,308
Gaming & Lodging - 3.9%
Caesars Entertainment Operating Co., Inc., 8.5%, 2/15/20		$95,000	$75,525
CCM Merger, Inc., 9.125%, 5/01/19 (n)		255,000	272,850
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)		95,000	93,813
Greektown Holdings LLC, 8.875%, 3/15/19 (n)		190,000	194,750
Hilton Worldwide Finance Co., 5.625%, 10/15/21 (n)		200,000	211,500
Isle of Capri Casinos, Inc., 8.875%, 6/15/20		130,000	138,450
Isle of Capri Casinos, Inc., 5.875%, 3/15/21		35,000	35,525
MGM Resorts International, 11.375%, 3/01/18		195,000	252,035
MGM Resorts International, 6.625%, 12/15/21		180,000	200,250
Pinnacle Entertainment, Inc., 8.75%, 5/15/20		165,000	180,263
PNK Finance Corp., 6.375%, 8/01/21 (n)		130,000	136,825
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21		230,000	229,425

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - continued
Seven Seas Cruises S. DE R.L., 9.125%, 5/15/19	$310,000	$339,838
Wynn Las Vegas LLC, 7.75%, 8/15/20	260,000	285,350

		$2,646,399
Health Maintenance Organizations - 0.1%
Wellcare Health Plans, Inc., 5.75%, 11/15/20	$85,000	$90,525

Industrial - 1.8%
Dematic S.A., 7.75%, 12/15/20 (n)	$385,000	$410,987
Howard Hughes Corp., 6.875%, 10/01/21 (n)	240,000	258,000
Hyva Global B.V., 8.625%, 3/24/16 (n)	200,000	206,000
Mueller Water Products, Inc., 8.75%, 9/01/20	126,000	139,860
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)	175,000	194,688

		$1,209,535
International Market Quasi-Sovereign - 0.3%
Eksportfinans A.S.A., 5.5%, 5/25/16	$60,000	$63,675
Eksportfinans A.S.A., 5.5%, 6/26/17	140,000	149,975

		$213,650
Machinery & Tools - 1.6%
H&E Equipment Services Co., 7%, 9/01/22	$295,000	$324,500
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)	265,000	271,625
RSC Equipment Rental, Inc., 8.25%, 2/01/21	240,000	268,800
United Rentals North America, Inc., 7.625%, 4/15/22	177,000	200,674

		$1,065,599
Major Banks - 1.9%
Bank of America Corp., FRN, 5.2%, 12/31/49	$420,000	$406,350
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49	415,000	419,669
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31, FRN to 8/29/49	275,000	319,000
Royal Bank of Scotland Group PLC, 6.99% to 10/04/17, FRN to 10/29/49 (n)	100,000	114,500

		$1,259,519
Medical & Health Technology & Services - 6.4%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21 (z)	$55,000	$55,825
CHS/Community Health Systems, Inc., 6.875%, 2/01/22 (z)	355,000	373,638
Davita, Inc., 6.375%, 11/01/18	505,000	530,250
Davita, Inc., 6.625%, 11/01/20	190,000	202,350
Fresenius Medical Care Capital Trust III, 5.625%, 7/31/19 (n)	170,000	185,513
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)	145,000	157,325
HCA, Inc., 7.5%, 2/15/22	380,000	437,950
HCA, Inc., 5.875%, 3/15/22	465,000	506,269

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
HCA, Inc., 5%, 3/15/24	$90,000	$91,350
HealthSouth Corp., 8.125%, 2/15/20	425,000	457,938
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 5/15/19	2,000	2,133
Lifepoint Hospitals, Inc., 5.5%, 12/01/21 (n)	315,000	329,963
Tenet Healthcare Corp., 5%, 3/01/19 (z)	55,000	56,100
Tenet Healthcare Corp., 8%, 8/01/20	430,000	468,700
Tenet Healthcare Corp., 4.5%, 4/01/21	210,000	208,425
Universal Health Services, Inc., 7.625%, 8/15/20	245,000	257,860

		$4,321,589
Medical Equipment - 1.1%
Biomet, Inc., 6.5%, 8/01/20	$142,000	$154,070
Physio-Control International, Inc., 9.875%, 1/15/19 (n)	128,000	142,419
Teleflex, Inc., 6.875%, 6/01/19	275,000	293,219
Teleflex, Inc., 5.25%, 6/15/24 (n)	165,000	167,269

		$756,977
Metals & Mining - 4.9%
ArcelorMittal S.A., 6.75%, 2/25/22	$60,000	$67,050
ArcelorMittal S.A., 7.25%, 3/01/41	145,000	152,250
Arch Coal, Inc., 8%, 1/15/19 (n)	105,000	103,163
Arch Coal, Inc., 7.25%, 10/01/20	135,000	97,875
Century Aluminum Co., 7.5%, 6/01/21 (n)	200,000	208,000
Commercial Metals Co., 4.875%, 5/15/23	210,000	202,388
Consol Energy, Inc., 8.25%, 4/01/20	310,000	337,125
Consol Energy, Inc., 6.375%, 3/01/21	75,000	79,500
Consol Energy, Inc., 5.875%, 4/15/22 (n)	30,000	31,125
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	400,000	414,000
First Quantum Minerals Ltd., 7.25%, 5/15/22 (z)	200,000	205,500
FMG Resources, 6.875%, 4/01/22 (n)	50,000	52,750
Fortescue Metals Group Ltd., 8.25%, 11/01/19 (n)	180,000	195,750
GrafTech International Co., 6.375%, 11/15/20	225,000	230,060
Molycorp, Inc., 10%, 6/01/20	60,000	53,850
Peabody Energy Corp., 6%, 11/15/18	110,000	114,675
Peabody Energy Corp., 6.25%, 11/15/21	110,000	110,000
Steel Dynamics, Inc., 5.25%, 4/15/23	65,000	66,463
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (z)	90,000	95,850
Suncoke Energy, Inc., 7.625%, 8/01/19	155,000	164,982
TMS International Corp., 7.625%, 10/15/21 (n)	155,000	165,463
Walter Energy, Inc., 9.5%, 10/15/19 (n)	95,000	96,188
Walter Energy, Inc., 8.5%, 4/15/21	195,000	105,300

		$3,349,307

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Municipals - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	$90,000	$89,671

Natural Gas - Distribution - 1.2%
AmeriGas Finance LLC, 6.75%, 5/20/20	$310,000	$337,900
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	230,000	240,350
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22 (n)	215,000	224,138

		$802,388
Natural Gas - Pipeline - 5.2%
Access Midstream Partners Co., 5.875%, 4/15/21	$75,000	$79,969
Access Midstream Partners Co., 4.875%, 5/15/23	345,000	360,525
Atlas Pipeline Partners LP/Atlas Pipeline, 4.75%, 11/15/21	70,000	67,900
Atlas Pipeline Partners LP/Atlas Pipeline, 5.875%, 8/01/23	210,000	212,100
Colorado Interstate Gas Co., 6.8%, 11/15/15	91,000	98,788
Crestwood Midstream Partners LP, 6%, 12/15/20	235,000	244,988
Crestwood Midstream Partners LP, 6.125%, 3/01/22 (n)	135,000	141,413
El Paso Corp., 7.75%, 1/15/32	500,000	545,000
Energy Transfer Equity LP, 7.5%, 10/15/20	290,000	334,950
MarkWest Energy Partners LP, 5.5%, 2/15/23	230,000	240,350
MarkWest Energy Partners LP, 4.5%, 7/15/23	260,000	255,450
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	200,000	209,500
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	450,000	462,375
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24 (z)	135,000	138,713
Summit Mid Holdings LLC, 7.5%, 7/01/21	130,000	141,050

		$3,533,071
Network & Telecom - 1.7%
Centurylink, Inc., 6.45%, 6/15/21	$165,000	$179,438
Centurylink, Inc., 7.65%, 3/15/42	175,000	175,656
Citizens Communications Co., 9%, 8/15/31	205,000	217,813
Frontier Communications Corp., 8.125%, 10/01/18	95,000	110,794
Qwest Corp., 7.5%, 10/01/14	1,000	1,021
TW Telecom Holdings, Inc., 5.375%, 10/01/22	195,000	199,144
TW Telecom Holdings, Inc., 5.375%, 10/01/22	70,000	71,488
Windstream Corp., 7.75%, 10/15/20	135,000	146,475
Windstream Corp., 7.75%, 10/01/21	55,000	59,675

		$1,161,504
Oil Services - 2.1%
Bristow Group, Inc., 6.25%, 10/15/22	$340,000	$366,350
Edgen Murray Corp., 8.75%, 11/01/20 (n)	153,000	175,568
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	235,000	230,300
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	245,000	254,180

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Oil Services - continued
Unit Corp., 6.625%, 5/15/21		$365,000	$388,725

			$1,415,123
Other Banks & Diversified Financials - 0.5%
Groupe BPCE S.A., 12.5% to 8/6/09, FRN to 8/29/49 (n)		$225,000	$307,125

Pharmaceuticals - 1.9%
Capsugel FinanceCo. SCA, 9.875%, 8/01/19 (n)	EUR	200,000	$296,826
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (z)		$190,000	207,100
Salix Pharmaceuticals Ltd., 6%, 1/15/21 (n)		110,000	117,975
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)		390,000	415,350
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)		105,000	113,660
Vantage Point Imaging, 7.5%, 7/15/21 (n)		125,000	138,750

			$1,289,661
Precious Metals & Minerals - 0.7%
Eldorado Gold Corp., 6.125%, 12/15/20 (n)		$175,000	$175,000
IAMGOLD Corp., 6.75%, 10/01/20 (n)		354,000	315,060

			$490,060
Printing & Publishing - 0.8%
American Media, Inc., 13.5%, 6/15/18 (z)		$28,207	$30,252
Gannett Co., Inc., 6.375%, 10/15/23 (n)		195,000	208,163
Gannett Co., Inc., 5.125%, 7/15/20 (n)		110,000	113,850
Lamar Media Corp., 5%, 5/01/23		165,000	166,238

			$518,503
Railroad & Shipping - 0.2%
Watco Cos. LLC, 6.375%, 4/01/23 (n)		$165,000	$168,300

Real Estate - 2.4%
Aviv Healthcare Properties LP/Aviv Healthcare, 6%, 10/15/21		$235,000	$247,925
CNL Lifestyle Properties, Inc., REIT, 7.25%, 4/15/19		150,000	156,750
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21		220,000	227,700
ERP Properties, REIT, 7.75%, 7/15/20		200,000	239,982
ERP Properties, REIT, 5.75%, 8/15/22		50,000	54,285
Felcor Lodging LP, REIT, 5.625%, 3/01/23		270,000	278,438
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21		150,000	163,500
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22		255,000	273,488

			$1,642,068
Retailers - 2.3%
Best Buy Co., Inc., 5.5%, 3/15/21		$275,000	$285,310
Bon Ton Stores, Inc., 8%, 6/15/21		150,000	143,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - continued
Burlington Coat Factory Warehouse Corp., 10%, 2/15/19	$210,000	$230,213
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)	185,000	191,938
Limited Brands, Inc., 7%, 5/01/20	50,000	57,000
Limited Brands, Inc., 6.95%, 3/01/33	175,000	181,125
Rite Aid Corp., 9.25%, 3/15/20	310,000	353,400
Sally Beauty Holdings, Inc., 6.875%, 11/15/19	135,000	147,150

		$1,589,386
Specialty Chemicals - 0.4%
Chemtura Corp., 5.75%, 7/15/21	$275,000	$283,594

Specialty Stores - 0.5%
Group 1 Automotive, Inc., 5%, 6/01/22 (z)	$170,000	$170,850
Michaels Stores, Inc., 7.75%, 11/01/18	105,000	111,038
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	55,000	56,100

		$337,988
Telecommunications - Wireless - 5.6%
Crown Castle International Corp., 4.875%, 4/15/22	$90,000	$92,925
Crown Castle International Corp., 5.25%, 1/15/23	165,000	171,600
Digicel Group Ltd., 8.25%, 9/01/17 (n)	235,000	243,225
Digicel Group Ltd., 7.125%, 4/01/22 (n)	200,000	206,000
Eileme 2 AB, 11.625%, 1/31/20 (n)	200,000	239,500
Sprint Capital Corp., 6.875%, 11/15/28	185,000	189,625
Sprint Corp., 7.875%, 9/15/23 (n)	300,000	339,000
Sprint Corp., 7.125%, 6/15/24 (n)	265,000	285,538
Sprint Nextel Corp., 9%, 11/15/18 (n)	150,000	182,250
Sprint Nextel Corp., 6%, 11/15/22	205,000	211,660
T-Mobile USA, Inc., 6.125%, 1/15/22	35,000	37,100
T-Mobile USA, Inc., 6.5%, 1/15/24	95,000	100,938
T-Mobile USA, Inc., 6.464%, 4/28/19	85,000	89,994
T-Mobile USA, Inc., 6.25%, 4/01/21	500,000	531,250
T-Mobile USA, Inc., 6.633%, 4/28/21	55,000	59,263
Wind Acquisition Finance S.A., 7.25%, 2/15/18 (n)	410,000	432,550
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (z)	405,000	419,175

		$3,831,593
Telephone Services - 0.5%
Cogent Communications Group, Inc., 8.375%, 2/15/18 (n)	$100,000	$107,250
Level 3 Financing, Inc., 9.375%, 4/01/19	155,000	170,306
Level 3 Financing, Inc., 8.625%, 7/15/20	80,000	89,800

		$367,356

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - Services - 3.6%
Aguila American Resources Ltd., 7.875%, 1/31/18 (n)	$300,000	$318,186
Avis Budget Car Rental LLC, 8.25%, 1/15/19	75,000	80,120
Avis Budget Car Rental LLC, 9.75%, 3/15/20	95,000	107,825
Ceva Group PLC, 7%, 3/01/21 (z)	150,000	152,625
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (n)	365,000	398,763
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	300,000	314,250
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	300,000	305,625
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (n)	38,000	39,093
Stena AB, 7%, 2/01/24 (n)	400,000	421,000
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)	200,000	203,000
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	109,000	117,720

		$2,458,207
Utilities - Electric Power - 2.9%
AES Corp., 7.375%, 7/01/21	$195,000	$224,250
AES Corp., 5.5%, 3/15/24	55,000	56,375
Calpine Corp., 7.875%, 7/31/20 (n)	172,000	187,480
Calpine Corp., 6%, 1/15/22 (n)	35,000	37,538
Covanta Holding Corp., 7.25%, 12/01/20	265,000	289,844
Energy Future Holdings Corp., 10%, 12/01/20	113,000	119,921
Energy Future Holdings Corp., 10.25%, 12/01/20 (n)	130,000	138,125
InterGen N.V., 7%, 6/30/23 (n)	200,000	209,000
NRG Energy, Inc., 8.25%, 9/01/20	280,000	309,400
NRG Energy, Inc., 6.25%, 7/15/22 (n)	85,000	90,100
NRG Energy, Inc., 6.625%, 3/15/23	255,000	272,213

		$1,934,246
Total Bonds (Identified Cost, $80,822,226)		$83,661,680

Floating Rate Loans (g)(r) - 3.1%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$97,057	$96,542

Conglomerates - 0.4%
Entegris, Inc., Term Loan B, 3.5%, 2/04/21	$184,367	$182,177
Silver II U.S. Holdings LLC, Term Loan, 4%, 12/13/19	93,472	93,375

		$275,552
Consumer Services - 0.2%
Realogy Corp., Term Loan B, 3.75%, 3/05/20 (o)	$133,234	$133,067

Electronics - 0.3%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21	$174,021	$174,529

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Energy - Independent - 0.2%
MEG Energy Corp., Term Loan, 3.75%, 3/31/20	$119,656	$119,955

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$81,450	$81,755

Food & Beverages - 0.1%
H.J. Heinz Co., Term Loan B2, 3.5%, 6/07/20	$58,959	$59,239

Gaming & Lodging - 0.1%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/25/20	$90,855	$90,489

Medical & Health Technology & Services - 0.1%
Community Health Systems, Inc., Term Loan D, 4.25%, 1/16/21	$43,750	$43,983

Metals & Mining - 0.2%
FMG Resources Ltd., Term Loan B, 3.75%, 6/30/19	$108,853	$108,683

Printing & Publishing - 0.2%
CBS Outdoor Americas Capital LLC, Term Loan B, 1/31/21 (o)	$129,188	$128,381

Retailers - 0.3%
Rite Aid Corp., Term Loan, 4.87%, 6/21/21	$79,361	$80,155
Toys “R” Us Property Co. I LLC, Term Loan B, 6%, 8/21/19	155,293	148,304

		$228,459
Specialty Stores - 0.1%
Men’s Warehouse, Inc., Term Loan B, 3/11/21 (o)	$60,512	$60,573

Supermarkets - 0.0%
Stater Bros. Markets, Term Loan B, 5/09/21 (o)	$32,340	$32,400

Transportation - Services - 0.4%
Commercial Barge Line Co., Term Loan, 7.5%, 9/22/19	$307,108	$308,259

Utilities - Electric Power - 0.3%
Calpine Construction Finance Co., Term Loan B1, 3%, 5/03/20	$202,805	$198,834
Total Floating Rate Loans (Identified Cost, $2,145,023)		$2,140,700

Preferred Stocks - 0.4%
Other Banks & Diversified Financials - 0.4%
Ally Financial, Inc., 7% (z)	100	$100,850
GMAC Capital Trust I, 8.125%	5,675	153,906
Total Preferred Stocks (Identified Cost, $237,049)		$254,756

Portfolio of Investments (unaudited) – continued

Common Stocks - 0.1%
Issuer	Shares/Par	Value ($)

Automotive - 0.0%
Accuride Corp. (a)	4,099	$22,540

Printing & Publishing - 0.1%
American Media Operations, Inc. (a)	7,229	$40,627
Total Common Stocks (Identified Cost, $167,543)		$63,167

Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.0%
iShares Russell 2000 Index - June 2014 @ $116 (Premiums Paid, $18,923)	72	$5,256

	Shares/Par
Money Market Funds - 5.8%
MFS Institutional Money Market Portfolio, 0.07%, at Cost and Net Asset Value (v)	3,969,509	$3,969,509
Total Investments (Identified Cost, $87,360,273)		$90,095,068

Other Assets, Less Liabilities - (32.7)%		(22,225,588)
Net Assets - 100.0%		$67,869,480

(a)	Non-income producing security.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $29,187,368 representing 43.0% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, the following amount of interest income was received in additional securities and/or cash:

Payment-in-kind Securities	Cash	Additional Securities
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19	$9,019	$—

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$93,750	$100,850
American Media, Inc., 13.5%, 6/15/18	12/22/10	28,503	30,252
Athlon Holdings LP/Athlon Finance Corp., 6%, 5/01/22	4/16/14-5/13/14	253,329	255,625
Banc of America Commercial Mortgage, Inc., FRN, 6.273%, 2/10/51	6/19/08	331,617	239,093
Baytex Energy Corp., 5.125%, 6/01/21	5/29/14	35,000	35,438
Baytex Energy Corp., 5.625%, 6/01/24	5/29/14-5/30/14	120,700	120,750
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	1/15/14	55,000	55,825
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	1/15/14-4/24/14	365,234	373,638
Ceva Group PLC, 7%, 3/01/21	3/14/14-4/04/14	152,942	152,625
CommScope Holding Company, Inc., 5%, 6/15/21	5/15/14-5/16/14	105,037	105,525
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22	5/06/14-5/21/14	207,809	207,100
First Quantum Minerals Ltd., 7.25%, 5/15/22	5/08/14	200,000	205,500
G-Force LLC, CDO, “A2”, 4.83%, 8/22/36	1/20/11	1,808	1,901
Garda World Security Corp., 7.25%, 11/15/21	5/21/14-5/22/14	58,296	57,819
Garda World Security Corp., 7.25%, 11/15/21	4/24/14	189,360	189,225
Group 1 Automotive, Inc., 5%, 6/01/22	5/16/14-5/20/14	170,875	170,850
Rice Energy, Inc., 6.25%, 5/01/22	4/16/14-5/14/14	166,719	166,444
SIRIUS XM Radio, Inc., 6%, 7/15/24	5/01/14-5/13/14	136,644	138,713
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	5/13/14	135,000	138,713
Signode Industrial Group, 6.375%, 5/01/22	4/07/14-4/25/14	232,082	232,300
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20	4/29/14	94,681	95,850
Tenet Healthcare Corp., 5%, 3/01/19	3/05/14	55,000	56,100
TransDigm, Inc., 6%, 7/15/22	5/20/14	25,000	25,188
TransDigm, Inc., 6.5%, 7/15/24	5/20/14-5/21/14	100,488	101,500
Wind Acquisition Finance S.A., 7.375%, 4/23/21	4/08/14	405,000	419,175
Total Restricted Securities			$3,675,999
% of Net assets			5.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 5/31/14

Forward Foreign Currency Exchange Contracts at 5/31/14

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Credit Suisse Group	716,411	7/11/14	$988,924	$976,526	$12,398

Swap Agreements at 5/31/14

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
12/20/17	USD	683,100	Goldman Sachs International (a)	5.0% (fixed rate)	(1)	$69,912

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX North America High Yield 19 Index, a B rated credit default index. The fund entered into the contract to manage market/sector exposure.
(a)	Net unamortized premiums paid by the fund amounted to $21,801.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $83,390,764)	$86,125,559
Underlying affiliated funds, at cost and value	3,969,509
Total investments, at value (identified cost, $87,360,273)	$90,095,068
Cash	6,915
Receivables for
Forward foreign currency exchange contracts	12,398
Investments sold	266,343
Interest	1,364,594
Swaps, at value (net unamortized premiums paid, $21,801)	69,912
Other assets	14,369
Total assets	$91,829,599
Liabilities
Notes payable	$22,000,000
Payables for
Distributions	17,883
Investments purchased	1,843,216
Payable to affiliates
Investment adviser	22,390
Transfer agent and dividend disbursing costs	440
Payable for independent Trustees’ compensation	62
Accrued interest expense	29,272
Accrued expenses and other liabilities	46,856
Total liabilities	$23,960,119
Net assets	$67,869,480
Net assets consist of
Paid-in capital	$79,253,786
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	2,795,216
Accumulated net realized gain (loss) on investments and foreign currency	(13,866,897)
Accumulated distributions in excess of net investment income	(312,625)
Net assets	$67,869,480
Shares of beneficial interest outstanding	21,092,613
Net asset value per share (net assets of $67,869,480 / 21,092,613 shares of beneficial interest outstanding)	$3.22

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$2,827,025
Dividends	9,263
Dividends from underlying affiliated funds	1,150
Total investment income	$2,837,438
Expenses
Management fee	$345,617
Transfer agent and dividend disbursing costs	7,470
Administrative services fee	9,710
Independent Trustees’ compensation	6,027
Stock exchange fee	11,933
Custodian fee	6,773
Interest expense	90,598
Shareholder communications	20,128
Audit and tax fees	38,751
Legal fees	3,494
Miscellaneous	10,812
Total expenses	$551,313
Fees paid indirectly	(20)
Reduction of expenses by investment adviser	(10,817)
Net expenses	$540,476
Net investment income	$2,296,962
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$1,368,744
Swap agreements	7,764
Foreign currency	(22,390)
Net realized gain (loss) on investments and foreign currency	$1,354,118
Change in unrealized appreciation (depreciation)
Investments	$213,739
Swap agreements	4,148
Translation of assets and liabilities in foreign currencies	18,568
Net unrealized gain (loss) on investments and foreign currency translation	$236,455
Net realized and unrealized gain (loss) on investments and foreign currency	$1,590,573
Change in net assets from operations	$3,887,535

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended	Year ended
	5/31/14	11/30/13
Change in net assets	(unaudited)
From operations
Net investment income	$2,296,962	$4,821,441
Net realized gain (loss) on investments and foreign currency	1,354,118	1,949,459
Net unrealized gain (loss) on investments and foreign currency translation	236,455	(894,686)
Change in net assets from operations	$3,887,535	$5,876,214
Distributions declared to shareholders
From net investment income	$(2,647,123)	$(5,069,865)
Change in net assets from fund share transactions	$—	$136,596
Total change in net assets	$1,240,412	$942,945
Net assets
At beginning of period	66,629,068	65,686,123
At end of period (including accumulated distributions in excess of net investment income of $312,625 and undistributed net investment income of $37,536, respectively)	$67,869,480	$66,629,068

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/14 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$3,887,535
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(28,662,724)
Proceeds from disposition of investment securities	30,104,816
Proceeds from swap agreements	7,764
Purchases of short-term investments, net	(1,306,998)
Realized gain/loss on investments	(1,368,744)
Realized gain/loss on swap agreements	(7,764)
Unrealized appreciation/depreciation on investments	(213,739)
Unrealized appreciation/depreciation on foreign currency contracts	(18,757)
Unrealized appreciation/depreciation on swaps	(4,148)
Net amortization/accretion of income	112,320
Decrease in interest and dividends receivable	27,005
Decrease in accrued expenses and other liabilities	(48,818)
Increase in other assets	(12,414)
Decrease in interest payable	(4,375)
Net cash provided by operating activities	$2,490,959
Cash flows from financing activities:
Distributions paid in cash	$(2,645,737)
Net decrease in cash	$(154,778)
Cash:
Beginning of period	$161,693
End of period	$6,915

Supplemental disclosure of cash flow information:

Cash paid during the six months ended May 31, 2014 for interest was $94,973.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/14 (unaudited)		Years ended 11/30
			2013	2012	2011	2010	2009

Net asset value, beginning of period	$3.16		$3.12	$2.84	$3.02	$2.72	$1.72
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.23	$0.26	$0.27	$0.29	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	0.08		0.05	0.31	(0.14)	0.28	1.01
Total from investment operations	$0.19		$0.28	$0.57	$0.13	$0.57	$1.29
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.24)	$(0.29)	$(0.31)	$(0.27)	$(0.29)
Net increase from repurchase of capital shares	$—		$—	$—	$—	$—	$0.00	(w)
Net asset value, end of period (x)	$3.22		$3.16	$3.12	$2.84	$3.02	$2.72
Market value, end of period	$2.92		$2.80	$3.08	$2.85	$3.01	$2.42
Total return at market value (%)	8.86	(n)	(1.49)	18.81	4.90	36.61	107.88
Total return at net asset value (%) (j)(r)(s)(x)	6.37	(n)	9.75	20.77	4.19	21.94	83.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.72	1.89	1.92	2.31	2.85
Expenses after expense reductions (f)	1.62	(a)	1.67	1.73	1.81	1.88	2.16
Net investment income	6.86	(a)	7.28	8.55	8.83	9.85	12.69
Portfolio turnover	28	(n)	46	38	60	57	45
Net assets at end of period (000 omitted)	$67,869		$66,629	$65,686	$59,411	$63,092	$56,684

Financial Highlights – continued

	Six months ended 5/31/14 (unaudited)		Years ended 11/30
			2013	2012	2011	2010	2009

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense (f)	1.34	(a)	1.35	1.35	1.35	1.03	1.08
Senior Securities:
Total notes payable outstanding (000 omitted)	$22,000		$22,000	$22,000	$22,000	$22,000	$21,000
Asset coverage per $1,000 of indebtedness (k)	$4,085		$4,029	$3,986	$3,701	$3,868	$3,699

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including notes payable) from the fund’s total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns at net asset value per share have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Intermediate High Income Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of FASB Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific

Notes to Financial Statements (unaudited) – continued

master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is

Notes to Financial Statements (unaudited) – continued

principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts and swap agreements. The following is a summary of the levels used as of May 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$181,702	$100,850	$40,627	$323,179
Non-U.S. Sovereign Debt	—	213,650	—	213,650
Municipal Bonds	—	89,671	—	89,671
U.S. Corporate Bonds	—	66,895,984	—	66,895,984
Commercial Mortgage-Backed Securities	—	373,652	—	373,652
Asset-Backed Securities (including CDOs)	—	1,901	—	1,901
Foreign Bonds	—	16,086,822	—	16,086,822
Floating Rate Loans	—	2,140,700	—	2,140,700
Mutual Funds	3,969,509	—	—	3,969,509
Total Investments	$4,151,211	$85,903,230	$40,627	$90,095,068

Other Financial Instruments
Swap Agreements	$—	$69,912	$—	$69,912
Forward Foreign Currency Exchange Contracts	—	12,398	—	12,398

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/13	$35,350
Change in unrealized appreciation (depreciation)	5,277
Balance as of 5/31/14	$40,627

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at May 31, 2014 is $5,277.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$12,398
Equity	Purchased Equity Options	5,256
Credit	Credit Default Swaps	69,912
Total		$87,566

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2014 as reported in the Statement of Operations:

Risk	Swap Agreements	Foreign Currency	Investments (Purchased Options)
Foreign Exchange	$—	$(22,281)	$—
Equity	—	—	1,936
Credit	7,764	—	—
Total	$7,764	$(22,281)	$1,936

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2014 as reported in the Statement of Operations:

Risk	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Foreign Exchange	$—	$18,757	$—
Equity	—	—	(13,667)
Credit	4,148	—	—
Total	$4,148	$18,757	$(13,667)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right

Notes to Financial Statements (unaudited) – continued

to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to

Notes to Financial Statements (unaudited) – continued

unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the swap agreement is novated to a central counterparty (the “clearinghouse”) immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. For

Notes to Financial Statements (unaudited) – continued

uncleared swaps, that risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. Although not covered by an ISDA Master Agreement, the fund’s counterparty risk due to cleared swaps is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At May 31, 2014, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement. For uncleared swaps, counterparty risk is reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. For cleared swaps, the fund’s counterparty risk is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

Notes to Financial Statements (unaudited) – continued

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three

Notes to Financial Statements (unaudited) – continued

year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/13
Ordinary income (including any short-term capital gains)	$5,069,865

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/14
Cost of investments	$87,586,102
Gross appreciation	3,261,010
Gross depreciation	(752,044)
Net unrealized appreciation (depreciation)	$2,508,966

As of 11/30/13
Undistributed ordinary income	85,685
Capital loss carryforwards	(14,536,659)
Post-October capital loss deferral	(415,008)
Other temporary differences	(17,344)
Net unrealized appreciation (depreciation)	2,258,608

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or

Notes to Financial Statements (unaudited) – continued

long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of November 30, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

11/30/14	$(1,121,832)
11/30/16	(5,956,332)
11/30/17	(6,983,828)
11/30/18	(474,667)
Total	$(14,536,659)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets. The fund pays the adviser a monthly fee equal to 20% of the fund’s leverage income after deducting the expenses of leveraging (“Net leverage income”); provided, however, if the fund’s net leverage income is less than zero, the adviser pays the fund the percentage indicated of the fund’s net leverage income. The management fee incurred for the six months ended May 31, 2014 was equivalent to an annual effective rate of 1.03% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total fund operating expenses do not exceed 1.34% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2015. For the six months ended May 31, 2014, this reduction amounted to $10,757 and is reflected as a reduction of total expenses in the Statement of Operations.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2014, these fees paid to MFSC amounted to $1,445.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2014 was equivalent to an annual effective rate of 0.0290% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional

Notes to Financial Statements (unaudited) – continued

compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $202 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $60, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended May 31, 2014, purchases and sales of investments, other than purchased option transactions and short-term obligations, aggregated $23,837,058 and $23,933,480, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended May 31, 2014, there were no transactions in fund shares. Other transactions in fund shares were as follows:

	Six months ended 5/31/14		Year ended 11/30/13
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	—	$—	43,147	$136,596

(6) Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $25,000,000. This credit agreement matured on January 10, 2014. The Trustees approved the renewal of the revolving secured line of credit up to

Notes to Financial Statements (unaudited) – continued

the amount of $25,000,000 on substantially similar terms for an additional 364 day period which matures on January 9, 2015. At May 31, 2014, the fund had outstanding borrowings under this agreement in the amount of $22,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered Level 2 under the fair value hierarchy. Borrowing under this agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread or an alternate rate, at the option of the borrower, stated as the greater of Overnight LIBOR or the Federal Funds Rate each plus an agreed upon spread. The fund incurred interest expense in the amount of $90,598 during the period in connection with this loan agreement. The fund paid a commitment fee of $1,498 based on the average daily unused portion of the revolving secured line of credit which is included in “Miscellaneous” expense in the Statement of Operations. For the six months ended May 31, 2014, the average loan balance was $22,000,000 at a weighted average annual interest rate of 0.83%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,662,511	12,898,230	(11,591,232)	3,969,509

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,150	$3,969,509

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Intermediate High Income Fund:

We have reviewed the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Intermediate High Income Fund (the Fund) as of May 31, 2014, and the related statements of operations, changes in net assets, cash flows, and financial highlights for the six-month period ended May 31, 2014. These interim financial statements and the financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2013, and the financial highlights for each of the five years in the period ended November 30, 2013, and in our report dated January 15, 2014, we expressed an unqualified opinion on such statement of changes in net assets and the financial highlights.

Boston, Massachusetts

July 16, 2014

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2013 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: CIF

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS.

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Intermediate High Income Fund

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/13-12/31/13	0	N/A	0	2,107,020
1/01/14-1/31/14	0	N/A	0	2,107,020
2/01/14-2/28/14	0	N/A	0	2,107,020
3/01/14-3/31/14	0	N/A	0	2,109,261
4/01/14-4/30/14	0	N/A	0	2,109,261
5/01/14-5/31/14	0	N/A	0	2,109,261

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2014 plan year is 2,109,261.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 16, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2014

*	Print name and title of each signing officer under his or her signature.